UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6553

Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II and Strong Multi Cap Value Fund II
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  December 31, 2004

Date of reporting period:  September 30, 2004


Item 1.   Schedule of Investments

Strong Discovery Fund II
September 30, 2004 (Unaudited)

                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 98.7%
Apparel - Clothing Manufacturing 0.8%
Coach, Inc. (b)                                                    16,100         $   682,962

Auto/Truck - Original Equipment 1.5%
Eaton Corporation                                                  19,300           1,223,813

Banks - Northeast 2.2%
North Fork Bancorporation, Inc. (c)                                42,300           1,880,235

Beverages - Alcoholic 1.3%
Constellation Brands, Inc. Class A (b)                             28,200           1,073,292

Chemicals - Basic 1.3%
Lyondell Petrochemical Company                                     50,000           1,123,000

Commercial Services - Market Research 1.7%
Corporate Executive Board Company                                  23,900           1,463,636

Commercial Services - Staffing 0.7%
Kforce.com, Inc. (b)                                               73,900             619,282

Computer - Manufacturers 0.8%
Apple Computer, Inc. (b)                                           17,000             658,750

Computer Software - Education/Entertainment 1.1%
Take-Two Interactive Software, Inc. (b)                            29,200             959,220

Computer Software - Enterprise 4.2%
Altiris, Inc. (b) (c)                                              22,400             708,960
Cognos, Inc. (b)                                                   31,200           1,108,224
TIBCO Software, Inc. (b) (c)                                      202,087           1,719,760
                                                                         ---------------------
                                                                                    3,536,944

Computer Software - Financial 0.5%
DST Systems, Inc. (b)                                               9,200             409,124

Computer Software - Security 1.5%
Check Point Software Technologies, Ltd. (b)                        42,900             728,013
McAfee, Inc. (b)                                                   24,500             492,450
                                                                         ---------------------
                                                                                    1,220,463

Electronics - Contract Manufacturing 1.0%
Sanmina-SCI Corporation (b)                                       115,400             813,570

Electronics - Semiconductor Manufacturing 4.7%
Advanced Micro Devices, Inc. (b) (c)                               69,800             907,400
Cree, Inc. (b) (c)                                                 31,400             958,642
Marvell Technology Group, Ltd. (b)                                 64,300           1,680,159
SanDisk Corporation (b) (c)                                        14,900             433,888
                                                                         ---------------------
                                                                                    3,980,089

Finance - Investment Management 0.7%
T. Rowe Price Group, Inc.                                          11,900             606,186

Household - Consumer Electronics 2.1%
Harman International Industries, Inc.                              16,150           1,740,163

Insurance - Property/Casualty/Title 1.9%
Endurance Specialty Holdings, Ltd.                                 21,595             694,279
ProAssurance Corporation (b) (c)                                   25,800             903,516
                                                                         ---------------------
                                                                                    1,597,795

Internet - Content 1.6%
Monster Worldwide, Inc. (b)                                        34,900             859,936
SINA Corp (b) (c)                                                  19,100             486,859
                                                                         ---------------------
                                                                                    1,346,795

Internet - E*Commerce 6.3%
Ameritrade Holding Corporation (b)                                124,000           1,489,240
Getty Images, Inc. (b) (c)                                         23,200           1,282,960
Priceline.com, Inc. (b) (c)                                        82,700           1,833,459
ValueClick, Inc. (b)                                               72,300             682,512
                                                                         ---------------------
                                                                                    5,288,171

Internet - Network Security/Solutions 2.2%
Akamai Technologies, Inc. (b)                                      69,000             969,450
Equinix, Inc. (b) (c)                                              28,100             864,637
                                                                         ---------------------
                                                                                    1,834,087

Leisure - Movies & Related 0.9%
Lions Gate Entertainment Corporation (b) (c)                       82,200             715,140

Leisure - Services 3.5%
Royal Caribbean Cruises, Ltd. (c)                                  68,000           2,964,800

Leisure - Toys/Games/Hobby 1.1%
Marvel Enterprises, Inc. (b) (c)                                   62,749             913,625

Machinery - Construction/Mining 1.5%
Bucyrus International, Inc. Class A (b)                            37,100           1,246,560

Medical - Biomedical/Biotechnology 6.6%
Digene Corporation (b)                                             50,984           1,323,545
Encysive Pharmaceuticals, Inc. (b)                                 39,000             352,170
Genzyme Corporation (b)                                            23,580           1,282,988
Guilford Pharmaceuticals, Inc. (b)                                 89,100             445,500
InterMune, Inc. (b)                                                40,300             475,137
Northfield Laboratories, Inc. (b)                                  47,100             629,727
Sepracor, Inc. (b)                                                 22,200           1,082,916
                                                                         ---------------------
                                                                                    5,591,983

Medical - Drug/Diversified 0.7%
Bone Care International, Inc. (b)                                  23,700             575,910

Medical - Ethical Drugs 2.0%
Inspire Pharmaceuticals, Inc. (b)                                  53,700             844,701
Medicis Pharmaceutical Corporation Class A                         21,700             847,168
                                                                         ---------------------
                                                                                    1,691,869

Medical - Genetics 0.6%
Corgentech, Inc. (b)                                               29,100             496,737

Medical - Hospitals 2.0%
Community Health Systems, Inc. (b)                                 61,600           1,643,488

Medical - Products 3.8%
American Medical Systems Holdings, Inc. (b)                        51,300           1,860,651
EPIX Medical, Inc. (b)                                             25,400             490,474
Zimmer Holdings, Inc. (b)                                          10,600             837,824
                                                                         ---------------------
                                                                                    3,188,949

Medical - Systems/Equipment 2.7%
Fisher Scientific International, Inc. (b)                          20,700           1,207,431
Varian Medical Systems, Inc. (b)                                   31,520           1,089,646
                                                                         ---------------------
                                                                                    2,297,077

Medical/Dental - Services 1.2%
LabOne, Inc. (b)                                                   34,100             996,743

Medical/Dental - Supplies 1.3%
Dentsply International, Inc.                                       20,300           1,054,382

Metal Ores - Miscellaneous 2.5%
Phelps Dodge Corporation                                           23,300           2,144,299

Mining - Gems 1.7%
Pan American Silver Corporation (b) (c)                            83,100           1,415,193

Oil & Gas - Canadian Exploration & Production 1.8%
Canadian Natural Resources, Ltd.                                   37,900           1,509,557

Oil & Gas - Drilling 2.9%
ENSCO International, Inc.                                          27,700             904,959
Noble Corporation (b)                                              34,200           1,537,290
                                                                         ---------------------
                                                                                    2,442,249

Oil & Gas - Production/Pipeline 1.6%
The Williams Companies, Inc.                                      113,700           1,375,770

Oil & Gas - United States Exploration & Production
3.1%
Cheniere Energy, Inc. (b)                                          24,200             478,192
Chesapeake Energy Corporation (c)                                  90,900           1,438,947
Noble Energy, Inc.                                                 11,800             687,232
                                                                         ---------------------
                                                                                    2,604,371

Paper & Paper Products 0.2%
Smurfit-Stone Container Corporation (b)                             7,700             149,149

Real Estate Operations 0.5%
The St. Joe Company                                                 8,700             415,599

Retail - Clothing/Shoes 1.0%
Urban Outfitters, Inc. (b)                                         25,400             873,760

Retail - Miscellaneous 2.2%
Michaels Stores, Inc.                                              18,200           1,077,622
PETsMART, Inc.                                                     27,344             776,296
                                                                         ---------------------
                                                                                    1,853,918

Retail - Restaurants 1.1%
Panera Bread Company Class A (b) (c)                               25,133             943,493

Steel - Specialty Alloys 0.9%
GrafTech International, Ltd. (b)                                   55,200             770,040

Telecommunications - Equipment 1.4%
Adtran, Inc.                                                       26,500             601,020
Symmetricom, Inc. (b)                                              59,700             564,762
                                                                         ---------------------
                                                                                    1,165,782

Telecommunications - Wireless Equipment 3.5%
Novatel Wireless, Inc. (b) (c)                                     37,200             874,200
Research in Motion, Ltd. (b)                                       27,300           2,084,082
                                                                         ---------------------
                                                                                    2,958,282
Telecommunications - Wireless Services 6.3%
Crown Castle International Corporation (b)                         97,600           1,452,288
NII Holdings, Inc. Class B (b) (c)                                 52,838           2,177,454
Nextel Partners, Inc. (b) (c)                                      99,600           1,651,368
                                                                         ---------------------
                                                                                    5,281,110

Trucks & Parts - Heavy Duty 2.0%
Cummins, Inc.                                                      11,300             834,957
Oshkosh Truck Corporation                                          15,300             873,018
                                                                         ---------------------
                                                                                    1,707,975
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $70,414,500)                                             83,045,387
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 8.6%
Collateral Received for Securities Lending 7.9%
Navigator Prime Portfolio                                       6,660,625           6,660,625

Repurchase Agreements 0.7%
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $557,213);
Collateralized by: United States Government & Agency
Issues                                                        $   557,200             557,200
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $7,217,825)                                      7,217,825
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $77,632,325)                                 90,263,212
107.3%
Other Assets and Liabilities, Net (7.3%)                                           (6,119,648)
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      84,143,564
==============================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Mid Cap Growth Fund II
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
-----------------------------------------------------------------------------------------------
Common Stocks 98.8%
Apparel - Clothing Manufacturing 3.4%
Coach, Inc. (b)                                                   109,000        $  4,623,780
Guess?, Inc. (b)                                                   23,000             409,630
The Warnaco Group, Inc. (b)                                        45,000           1,000,350
                                                                         ----------------------
                                                                                    6,033,760

Auto/Truck - Original Equipment 1.4%
Eaton Corporation                                                  40,000           2,536,400

Banks - West/Southwest 1.3%
Nara Bancorp, Inc.                                                 42,000             846,300
Placer Sierra Bancshares (b)                                       63,500           1,333,500
                                                                         ----------------------
                                                                                    2,179,800

Beverages - Soft Drinks 1.6%
Cott Corporation (b)                                               95,000           2,739,800

Chemicals - Specialty 0.5%
Airgas, Inc.                                                       33,000             794,310

Commercial Services - Miscellaneous 0.1%
Cogent, Inc. (b)                                                    7,700             140,294

Computer - IT Services 2.0%
Cognizant Technology Solutions Corporation Class A (b)            114,000           3,478,140

Computer - Local Networks 1.2%
Juniper Networks, Inc. (b)                                         86,000           2,029,600

Computer - Manufacturers 1.5%
Apple Computer, Inc. (b)                                           66,000           2,557,500

Computer - Peripheral Equipment 1.9%
Zebra Technologies Corporation (b)                                 55,500           3,386,055

Computer Software - Desktop 0.8%
Adobe Systems, Inc.                                                29,000           1,434,630

Computer Software - Medical 0.4%
eResearch Technology, Inc. (b)                                     52,400             698,492

Computer Software - Security 1.2%
Symantec Corporation (b)                                           38,000           2,085,440

Diversified Operations 0.5%
Textron, Inc.                                                      13,000             835,510

Electronics - Military Systems 0.9%
L-3 Communications Corporation (c)                                 23,000           1,541,000

Electronics - Scientific Measuring 2.8%
PerkinElmer, Inc.                                                 163,400           2,813,748
Waters Corporation (b)                                             49,000           2,160,900
                                                                         ----------------------
                                                                                    4,974,648

Electronics - Semiconductor Manufacturing 1.7%
Marvell Technology Group, Ltd. (b)                                118,000           3,083,340

Energy - Other 3.0%
Arch Coal, Inc.                                                    60,100           2,132,949
CONSOL Energy, Inc.                                                53,000           1,849,170
Massey Energy Company                                              48,000           1,388,640
                                                                         ----------------------
                                                                                    5,370,759

Finance - Consumer/Commercial Loans 2.7%
AmeriCredit Corporation (b)                                       160,000           3,340,800
Providian Financial Corporation (b)                                87,000           1,351,980
                                                                         ----------------------
                                                                                    4,692,780

Finance - Investment Brokers 2.0%
Chicago Mercantile Exchange Holdings, Inc.                         18,000           2,903,400
Legg Mason, Inc.                                                   12,000             639,240
                                                                         ----------------------
                                                                                    3,542,640

Finance - Mortgage & Related Services 4.4%
Doral Financial Corporation                                       137,000           5,681,390
IndyMac Bancorp, Inc.                                              60,000           2,172,000
                                                                         ----------------------
                                                                                    7,853,390

Finance - Savings & Loan 2.0%
Commercial Capital Bancorp, Inc.                                   38,000             862,220
Westcorp                                                           62,000           2,636,240
                                                                         ----------------------
                                                                                    3,498,460

Financial Services - Miscellaneous 5.1%
Alliance Data Systems Corporation (b)                              97,000           3,934,320
Euronet Services, Inc. (b)                                         32,000             599,040
First Marblehead Corporation (b)                                   50,000           2,320,000
Jackson Hewitt Tax Service, Inc.                                  111,500           2,255,645
                                                                         ----------------------
                                                                                    9,109,005

Household - Consumer Electronics 1.6%
Harman International Industries, Inc.                              26,400           2,844,600

Insurance - Diversified 0.0%
Primus Guaranty, Ltd. (b)                                             900              12,150

Internet - Content 2.6%
Ask Jeeves, Inc. (b)                                               66,000           2,158,860
InfoSpace, Inc. (b)                                                53,000           2,511,670
                                                                         ----------------------
                                                                                    4,670,530

Internet - Network Security/Solutions 1.6%
Digital River, Inc. (b)                                            95,000           2,829,100

Leisure - Gaming/Equipment 2.4%
Station Casinos, Inc.                                              88,000           4,315,520

Leisure - Hotels & Motels 1.0%
Marriott International, Inc. Class A                               35,000           1,818,600

Machinery - Construction/Mining 1.1%
Joy Global, Inc.                                                   55,000           1,890,900

Machinery - General Industrial 1.9%
IDEX Corporation                                                   61,500           2,088,540
Pentair, Inc.                                                      33,000           1,152,030
                                                                         ----------------------
                                                                                    3,240,570

Media - Radio/TV 0.8%
Central European Media Enterprises, Ltd. Class A (b)               51,000           1,446,360

Medical - Ethical Drugs 0.4%
Salix Pharmaceuticals, Ltd. (b)                                    36,000             774,720

Medical - Health Maintenance Organizations 5.5%
Aetna, Inc.                                                        24,000           2,398,320
Coventry Health Care, Inc. (b)                                     40,000           2,134,800
Molina Healthcare, Inc. (b)                                        27,000             958,500
Sierra Health Services, Inc. (b)                                   88,000           4,217,840
                                                                         ----------------------
                                                                                    9,709,460

Medical - Products 1.7%
C.R. Bard, Inc.                                                    16,000             906,080
Mentor Corporation                                                 43,000           1,448,240
Zimmer Holdings, Inc. (b)                                           7,900             624,416
                                                                         ----------------------
                                                                                    2,978,736

Medical/Dental - Services 4.8%
Covance, Inc. (b)                                                  47,000           1,878,590
Inveresk Research Group, Inc. (b)                                  94,500           3,486,105
Pharmaceutical Product Development, Inc. (b)                       40,000           1,440,000
Quest Diagnostics, Inc.                                            17,000           1,499,740
                                                                         ----------------------
                                                                                    8,304,435

Medical/Dental - Supplies 0.9%
Kinetic Concepts, Inc. (b)                                         30,900           1,623,795

Oil & Gas - Drilling 1.0%
Precision Drilling Corporation (b)                                 31,000           1,782,500

Oil & Gas - Field Services 0.9%
BJ Services Company                                                31,000           1,624,710

Oil & Gas - Machinery/Equipment 2.2%
Input/Output, Inc. (b)                                            129,200           1,332,052
Smith International, Inc. (b)                                      41,900           2,544,587
                                                                         ----------------------
                                                                                    3,876,639

Oil & Gas - United States Exploration & Production 7.3%
ATP Oil & Gas Corporation (b)                                      57,000             694,260
EOG Resources, Inc.                                                34,000           2,238,900
Ultra Petroleum Corporation (b)                                   135,000           6,621,750
XTO Energy, Inc.                                                  100,150           3,252,872
                                                                         ----------------------
                                                                                   12,807,782

Real Estate Operations 1.5%
The St. Joe Company                                                55,000           2,627,350

Retail - Clothing/Shoes 1.9%
American Eagle Outfitters, Inc.                                    25,000             921,250
The Children's Place Retail Stores, Inc. (b)                       20,000             478,200
Urban Outfitters, Inc. (b)                                         58,000           1,995,200
                                                                         ----------------------
                                                                                    3,394,650

Retail - Miscellaneous 1.9%
Michaels Stores, Inc.                                              42,000           2,486,820
PETsMART, Inc.                                                     33,000             936,870
                                                                         ----------------------
                                                                                    3,423,690

Retail - Restaurants 2.8%
Starbucks Corporation (b)                                         110,000           5,000,600

Retail/Wholesale - Building Products 1.7%
Fastenal Company                                                   19,000           1,094,400
Hughes Supply, Inc.                                                64,000           1,924,480
                                                                         ----------------------
                                                                                    3,018,880

Retail/Wholesale - Computer/Cellular 0.5%
Navarre Corporation (b)                                            61,000             883,890

Retail/Wholesale - Office Supplies 0.9%
Staples, Inc.                                                      51,000           1,520,820

Telecommunications - Equipment 1.1%
Dycom, Industries, Inc. (b)                                        71,000           2,015,690

Telecommunications - Wireless Equipment 1.6%
Research in Motion, Ltd. (b)                                       28,000           2,137,520
Trimble Navigation, Ltd. (b)                                       24,000             758,400
                                                                         ----------------------
                                                                                    2,895,920

Telecommunications - Wireless Services 3.4%
Mobile Telesystems Sponsored ADR                                   11,000           1,594,890
Nextel Partners, Inc. (b)                                         113,000           1,873,540
NII Holdings, Inc. Class B (b)                                     27,000           1,112,670
Western Wireless Corporation Class A (b)                           58,000           1,491,180
                                                                         ----------------------
                                                                                    6,072,280

Transportation - Truck 0.6%
Forward Air Corporation (b)                                        26,000           1,040,520

Trucks & Parts - Heavy Duty 0.8%
Cummins, Inc.                                                      20,000           1,477,800
-----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $146,322,399)                                           174,518,950
-----------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.3%
Collateral Received for Securities Lending 0.2%
Navigator Prime Portfolio                                         304,875             304,875

Repurchase Agreements 0.1%
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $139,703);
Collateralized by: United States Government & Agency
Issues                                                        $   139,700             139,700
-----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $444,575)                                          444,575
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $146,766,974) 99.1%                         174,963,525
Other Assets and Liabilities, Net 0.9%                                              1,561,338
-----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                            $    176,524,863
===============================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of security is on loan.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Multi Cap Value Fund II
September 30, 2004 (Unaudited)
                                                           Shares or
                                                       Principal Amount          Value
----------------------------------------------------------------------------------------------
Common Stocks 91.7%
Apparel - Clothing Manufacturing 0.4%
Guess?, Inc. (b)                                                    5,050         $    89,941

Auto/Truck - Original Equipment 0.6%
Dana Corporation                                                    8,370             148,065

Building - Construction Products/Miscellaneous 3.1%
Royal Group Technologies, Ltd. (b)                                 85,160             742,595

Building - Heavy Construction 2.1%
Chicago Bridge & Iron Company NV                                   16,695             500,683

Building - Maintenance & Services 0.4%
ABM Industries, Inc.                                                4,595              92,589

Chemicals - Plastics 1.1%
Intertape Polymer Group, Inc. (b)                                  34,820             266,025

Chemicals - Specialty 0.4%
Hercules, Inc. (b)                                                  6,780              96,615

Commercial Services - Consulting 0.2%
Watson Wyatt & Company Holdings                                     1,520              39,976

Commercial Services - Staffing 0.4%
MPS Group, Inc. (b)                                                12,500             105,125

Computer - Data Storage 1.2%
Seagate Technology (b)                                             20,520             277,430

Computer - Local Networks 0.3%
Computer Network Technology Corporation (b)                        17,180              69,905

Computer - Manufacturers 0.9%
Sun Microsystems, Inc. (b)                                         55,380             223,735

Computer Software - Desktop 1.4%
Microsoft Corporation                                              12,010             332,077

Computer Software - Enterprise 1.7%
Lightbridge, Inc. (b)                                              42,270             203,741
TIBCO Software, Inc. (b)                                           23,270             198,028
                                                                         ---------------------
                                                                                      401,769

Containers 0.9%
Constar International, Inc. (b)                                    41,950             207,653

Electronics - Contract Manufacturing 0.5%
Celestica, Inc. (b)                                                 8,970             113,919

Electronics - Miscellaneous Components 0.4%
Coherent, Inc. (b)                                                  3,740              97,016

Electronics - Scientific Measuring 0.3%
Newport Corporation (b)                                             5,650              64,806

Electronics - Semiconductor Manufacturing 0.9%
Amkor Technology, Inc. (b)                                         24,330              88,804
Credence Systems Corporation (b)                                   10,050              72,360
Zoran Corporation (b)                                               3,670              57,692
                                                                         ---------------------
                                                                                      218,856

Finance - Consumer/Commercial Loans 0.3%
Falcon Financial Investment Trust                                   9,080              73,457

Finance - Equity REIT 0.8%
American Financial Realty Trust                                    12,830             181,031

Finance - Investment Brokers 0.6%
Labranche & Company, Inc. (b)                                      16,370             138,327

Food - Miscellaneous Preparation 1.1%
Del Monte Foods Company (b)                                        26,020             272,950

Insurance - Diversified 0.0%
Assurant, Inc.                                                        458              11,908

Insurance - Life 0.5%
Reinsurance Group of America, Inc.                                  3,170             130,604

Insurance - Property/Casualty/Title 1.2%
Mercury General Corporation                                         3,950             208,916
NYMAGIC, Inc.                                                       3,730              81,650
                                                                         ---------------------
                                                                                      290,566

Internet - Software 0.2%
Vignette Corporation (b)                                           31,210              41,509

Leisure - Gaming/Equipment 1.6%
Empire Resorts, Inc. (b)                                           51,421             385,658

Machinery - General Industrial 1.4%
Briggs & Stratton Corporation                                         787              63,904
UNOVA, Inc. (b)                                                    18,900             265,545
                                                                         ---------------------
                                                                                      329,449

Medical - Biomedical/Biotechnology 0.8%
CV Therapeutics, Inc. (b)                                          15,140             189,250

Medical - Ethical Drugs 1.0%
Biovail Corporation International (b)                              13,790             238,567

Medical - Generic Drugs 0.3%
Andrx Corporation (b)                                               3,105              69,428

Medical - Nursing Homes 3.2%
Beverly Enterprises, Inc. (b)                                      76,220             576,985
Manor Care, Inc.                                                    6,660             199,534
                                                                         ---------------------
                                                                                      776,519

Medical/Dental - Services 1.1%
Covalent Group, Inc. (b)                                           46,280             134,212
Omnicare, Inc.                                                      4,590             130,172
                                                                         ---------------------
                                                                                      264,384

Metal Ores - Gold/Silver 5.5%
Apex Silver Mines, Ltd. (b)                                        28,350             615,195
Harmony Gold Mining Company, Ltd. Sponsored ADR                    25,170             342,815
Meridian Gold, Inc. (b) (c)                                         5,840              97,645
Newmont Mining Corporation Holding Company                          5,770             262,708
                                                                         ---------------------
                                                                                    1,318,363

Metal Ores - Miscellaneous 1.8%
Inco, Ltd. (b)                                                     11,140             435,017

Oil & Gas - Canadian Exploration & Production 2.8%
Canadian Natural Resources, Ltd.                                   16,770             667,949

Oil & Gas - Drilling 3.3%
Helmerich & Payne, Inc.                                            15,490             444,408
Transocean, Inc. (b)                                                9,540             341,341
                                                                         ---------------------
                                                                                      785,749

Oil & Gas - Field Services 9.8%
Global Industries, Ltd. (b)                                       141,110             872,060
Key Energy Services, Inc. (b)                                      61,380             678,249
Layne Christensen Company (b)                                       5,330              80,323
Matrix Service Company (b)                                         20,691             105,938
Newpark Resources, Inc. (b)                                        47,920             287,520
Oceaneering International, Inc. (b)                                 4,850             178,674
Willbros Group, Inc. (b)                                            9,780             145,820
                                                                         ---------------------
                                                                                    2,348,584

Oil & Gas - International Exploration & Production
1.8%
CNOOC, Ltd. ADR                                                     8,110             426,586

Oil & Gas - United States Exploration & Production
12.8%
Forest Oil Corporation (b)                                         23,630             711,736
Kerr McGee Corporation                                                920              52,670
McMoRan Exploration Company (b)                                     9,180             119,615
Noble Energy, Inc.                                                  7,130             415,251
Pioneer Natural Resources Company                                   9,530             328,594
Pogo Producing Company                                              4,230             200,714
Range Resources Corporation (c)                                    51,840             906,682
Stone Energy Corporation (b)                                        7,170             313,759
                                                                         ---------------------
                                                                                    3,049,021

Oil & Gas - United States Integrated 2.6%
El Paso Corporation                                                67,380             619,222

Pollution Control - Services 1.3%
Calgon Carbon Corporation                                          42,060             303,673

Retail - Clothing/Shoes 0.6%
Bakers Footwear Group, Inc. (b)                                     8,180              65,849
The Gymboree Corporation (b)                                        5,420              78,048
                                                                         ---------------------
                                                                                      143,897

Retail - Restaurants 1.9%
California Pizza Kitchen, Inc. (b)                                 10,730             234,451
Darden Restaurants, Inc.                                            6,020             140,386
Worldwide Restaurant Concepts, Inc. (b)                            24,200              76,956
                                                                         ---------------------
                                                                                      451,793

Retail/Wholesale - Computer/Cellular 0.3%
CellStar Corporation (b)                                           14,300              65,194

Steel - Producers 1.3%
United States Steel Corporation (c)                                 8,030             302,089

Steel - Specialty Alloys 5.1%
GrafTech International, Ltd. (b) (c)                               86,960           1,213,092

Telecommunications - Equipment 5.6%
ADC Telecommunications, Inc. (b)                                  233,340             422,345
Arris Group, Inc. (b)                                               2,410              12,580
C-COR.net Corporation (b)                                          13,230             111,793
ECI Telecom, Ltd. (b)                                             106,010             741,010
ECtel, Ltd. (b)                                                    19,285              42,234
                                                                         ---------------------
                                                                                    1,329,962

Telecommunications - Services 0.4%
Cincinnati Bell, Inc. (b)                                          29,850             104,177

Transportation - Rail 1.1%
CSX Corporation                                                     8,050             267,260

Transportation - Truck 0.9%
Covenant Transport, Inc. Class A (b)                               10,910             210,781

Utility - Electric Power 1.5%
TECO Energy, Inc.                                                  25,730             348,127
----------------------------------------------------------------------------------------------
Total Common Stocks (Cost $19,011,966)                                             21,872,923
----------------------------------------------------------------------------------------------
Short-Term Investments (a) 8.1%
Repurchase Agreements
ABN AMRO Inc. (Dated 9/30/04), 1.85%, Due 10/01/04
(Repurchase proceeds $400,021); Collateralized by:
United States Government & Agency Issues                      $   400,000             400,000
State Street Bank (Dated 9/30/04), 0.85%, Due
10/01/04 (Repurchase proceeds $1,528,836);
Collateralized by: United States Government & Agency
Issues                                                          1,528,800           1,528,800
----------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $1,928,800)                                      1,928,800
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $20,940,766)                                 23,801,723
99.8%
Other Assets and Liabilities, Net 0.2%                                                 62,061
----------------------------------------------------------------------------------------------
Net Assets 100.0%                                                           $      23,863,784
==============================================================================================

-------------------------------------------------------------------------------
WRITTEN CALL OPTIONS DETAIL
-------------------------------------------------------------------------------
                                                Contracts (100
                                                  shares per
                                                  contract)            Value
-------------------------------------------------------------------------------
GrafTech International, Ltd.
(Strike Price is $12.50. Expiration date is
12/17/04. Premium received is $2,240.)               20              $(4,200)

Meridian Gold, Inc.
(Strike Price is $15.00. Expiration date is
10/15/04. Premium received is $740.)                 10               (1,725)

Range Resources Corporation
(Strike Price is $15.00. Expiration date is
12/17/04. Premium received is $1,820.)               10               (2,850)

United States Steel Corporation
(Strike Price is $40.00. Expiration date is
10/15/04. Premium received is $2,120.)               10                 (400)
                                              ---------------------------------
                                                     50              $(9,175)


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Non-income producing security.
(c) All or a portion of these securities are held in conjunction with open written option contracts.

Percentages are stated as a percent of net assets.

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Variable Insurance Funds, Inc., on behalf of Strong Discovery Fund II, Strong Mid Cap Growth Fund II and Strong Multi Cap Value Fund II


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    November 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    November 12, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    November 12, 2004